TRADE AND AMOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
TRADE AND AMOUNTS RECEIVABLE
Schedule of trade and amounts receivable [Table Text Block]
	June 30, 2023	December 31, 2022
Trade accounts receivable	$3,894	$4,288
Allowance for expected credit losses	(1,346)	(1,385)
HST/VAT receivable	2,126	2,294
Other receivables	180	62
Total	$4,854	$5,259

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Trade accounts receivable	$6,767	$5,565
Allowance for expected credit losses	(2,988)	(1,252)
HST/VAT receivable	2,294	259
Other receivables	778	752
Total	6,851	5,324

Schedule of aging of trade accounts receivable [Table Text Block]
June 30, 2023
Current	$672
1-30 Days	924
31-60 Days	432
61-90 Days	197
91-180 Days	570
180+ Days	1,099
Total trade receivables	$3,894

December 31, 2022
Thousands of United States dollars
Current	$1,398
1-30 Days	1,194
31-60 Days	728
61-90 Days	191
91-180 Days	408
180+ Days	2,848
Total trade receivables	$6,767

Schedule of allowance for expected credit losses [Table Text Block]
	December 31, 2022	December 31, 2021
Thousands of United States dollars
Balance at January 1	$(1,252)	$-
Current period additions for expected credit losses	(2,002)	(1,252)
Write-offs charges against allowance	205	-
Recoveries collected	50	-
Foreign exchange impacts	11	-
Balance at December 31	$(2,988)	$(1,252)